Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000004006
Shareholder Report [Line Items]
Fund Name	Emerging Europe Fund
Class Name	Investor Class
Trading Symbol	TREMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Europe Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Europe Fund - Investor Class	$82	1.41%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.41%
AssetsNet	$ 69,837,000
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	13.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$69,837
Number of Portfolio Holdings	42

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	61.2%
Industrials & Business Services	13.0
Information Technology	7.6
Consumer Staples	5.2
Consumer Discretionary	3.2
Communication Services	2.5
Health Care	2.3
Energy	1.9
Real Estate	0.9
Other	2.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
OTP Bank	16.8%
National Bank of Greece	11.1
Nebius Group	7.5
Eurobank	6.1
Halyk Savings Bank of Kazakhstan	5.7
BIM Birlesik Magazalar	4.7
Georgia Capital	4.4
Powszechna Kasa Oszczednosci Bank Polski	4.2
Powszechny Zaklad Ubezpieczen	3.6
Haci Omer Sabanci Holding	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184316
Shareholder Report [Line Items]
Fund Name	Emerging Europe Fund
Class Name	I Class
Trading Symbol	TTEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Europe Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Europe Fund - I Class	$63	1.08%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.08%
AssetsNet	$ 69,837,000
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	13.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$69,837
Number of Portfolio Holdings	42

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	61.2%
Industrials & Business Services	13.0
Information Technology	7.6
Consumer Staples	5.2
Consumer Discretionary	3.2
Communication Services	2.5
Health Care	2.3
Energy	1.9
Real Estate	0.9
Other	2.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
OTP Bank	16.8%
National Bank of Greece	11.1
Nebius Group	7.5
Eurobank	6.1
Halyk Savings Bank of Kazakhstan	5.7
BIM Birlesik Magazalar	4.7
Georgia Capital	4.4
Powszechna Kasa Oszczednosci Bank Polski	4.2
Powszechny Zaklad Ubezpieczen	3.6
Haci Omer Sabanci Holding	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225806
Shareholder Report [Line Items]
Fund Name	Emerging Europe Fund
Class Name	Z Class
Trading Symbol	TRZEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Europe Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Europe Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 69,837,000
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	13.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$69,837
Number of Portfolio Holdings	42

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	61.2%
Industrials & Business Services	13.0
Information Technology	7.6
Consumer Staples	5.2
Consumer Discretionary	3.2
Communication Services	2.5
Health Care	2.3
Energy	1.9
Real Estate	0.9
Other	2.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
OTP Bank	16.8%
National Bank of Greece	11.1
Nebius Group	7.5
Eurobank	6.1
Halyk Savings Bank of Kazakhstan	5.7
BIM Birlesik Magazalar	4.7
Georgia Capital	4.4
Powszechna Kasa Oszczednosci Bank Polski	4.2
Powszechny Zaklad Ubezpieczen	3.6
Haci Omer Sabanci Holding	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless